Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	$ 1,530,434,532	$ 1,464,491,965
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	2,411,379,413	1,920,159,608
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	255,264,655	136,371,921
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	780,217,092	759,165,134
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	1,375,897,666	1,024,622,553
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	1,324,627,039	1,068,425,928
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	206,687,069	109,995,114
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	767,414,035	735,006,985
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	350,525,935	223,423,829
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	8,081,314	43,468,912
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	6,103,587	8,941,687
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	23,935	7,096,098
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	1,953,792	27,431,127
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	112,960,952	212,680,505
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	42,473,999	17,435,120
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	12,779,122	16,709,409
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	57,707,831	178,535,976
121 - 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable		62,070
121 - 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable		62,070
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	965,710,108	595,522,193
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable		290,572
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	$ 965,710,108	$ 595,231,621